Accounting judgments, estimates and assumptions - Sensitivity to input parameters (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase In revenue Due To Reasonable Possible Increase In Unobservable Input Recognised In Profit Or Loss Before Tax.	$ 29,039,000
Share of durable items | Deferred revenue
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of increase	10.00%
Percentage of decrease	10.00%
Increase In Deferred Revenue Due To possible decrease in unobservable Input Liabilities.	$ 15,268,000
Decrease In Revenue Due To Reasonable Possible decrease in observable input recognised in profit or loss before tax.	$ 15,268,000
Share of consumable items | Deferred revenue
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of increase	10.00%
Percentage of decrease	10.00%
Decrease in Deferred revenue due to reasonable possible increase in unobservable input liabilities.	$ (8,771,000)
Increase In revenue Due To Reasonable Possible Increase In Unobservable Input Recognised In Profit Or Loss Before Tax.	$ 8,771,000
Estimated lifespans | Deferred revenue
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of increase	10.00%
Percentage of decrease	10.00%
Decrease in Deferred revenue due to reasonable possible increase in unobservable input liabilities.	$ (29,039,000)
Increase In Deferred Revenue Due To possible decrease in unobservable Input Liabilities.	26,784,000
Decrease In Revenue Due To Reasonable Possible decrease in observable input recognised in profit or loss before tax.	$ 26,784,000